Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Taxes

For the years ended December 31, 2015, 2014 and 2013, income (loss) from continuing operations before income taxes consisted of the following:

	Year Ended December 31,
(In millions)	2015	2014	2013
United States operations	$(834.4)	$69.6	$216.7
Foreign operations	(51.9)	25.1	44.7

Total	$(886.3)	$94.7	$261.4

Schedule of Provision for (Benefit from) Income Taxes Continuing Operations

Provision for (benefit from) income taxes from continuing operations consists of the following:

	Year Ended December 31,
(In millions)	2015	2014	2013
Current income taxes:
Federal	$(4.4)	$31.2	$98.4
State	(1.6)	4.9	13.0
Foreign	5.5	(0.2)	7.8

Total current	(0.5)	35.9	119.2

Deferred income taxes:
Federal	(35.3)	(16.6)	(44.0)
State	(2.8)	(1.0)	(1.7)
Foreign	(3.9)	(1.6)	(4.3)

Total deferred	(42.0)	(19.2)	(50.0)

Provision for (benefit from) income taxes	$(42.5)	$16.7	$69.2

Reconciliation of the Effective Income Tax Rate and the U.S. Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate is as follows:

	Year Ended December 31,
	2015	2014	2013
U.S. statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	0.3	2.7	2.8
Difference between U.S. and foreign tax rates	0.7	(2.6)	(0.3)
Tax credits	0.1	(2.1)	(0.7)
Domestic manufacturing deduction	—	(5.9)	(4.0)
Percentage depletion	0.7	(4.1)	(1.4)
Net change in unrecognized tax benefits	0.3	(9.7)	(1.1)
Change in valuation allowance	(0.5)	(0.9)	(1.6)
Goodwill impairment	(31.5)	1.5	—
Non-deductible interest	—	1.0	—
Other, net	(0.3)	2.7	(2.2)

Effective income tax rate	4.8%	17.6%	26.5%

Schedule of Major Items of Net Deferred Tax Liability

Our net deferred tax liability consisted of the following major items:

	As of December 31,
(In millions)	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$27.8	$35.1
Employee compensation	14.9	20.2
Accrued liabilities	12.1	24.2
Tax credits	21.7	24.9
Environmental liabilities	14.5	15.4
Property, plant and equipment	38.2	39.1
Pension and OPEB liabilities	77.5	96.3
Other deferred tax assets	16.6	21.2

Total deferred tax assets	223.3	276.4

Valuation allowance	(77.5)	(86.6)

Total deferred tax assets	145.8	189.8
Deferred tax liability:
Property, plant and equipment	(362.1)	(391.8)
Intangible assets	(367.9)	(392.6)
Inventories	(3.9)	(11.1)
Debt restructuring	(19.8)	(29.3)
Foreign outside basis differences	(37.5)	(68.2)
Other	(19.7)	(15.2)

Total deferred tax liability	(810.9)	(908.2)

Net deferred tax liability	$(665.1)	$(718.4)

Schedule of Jurisdictional Amount of NOLs and the Years in Which They Will Expire

The jurisdictional amount of NOLs as of December 31, 2015, and the years in which they will expire, are as follows:

(Jurisdictions in millions)	NOL Amount	Year of Expiration
U.S. State	$33.4	2029-2035
Canada federal	107.6	2032
Canada provincial	178.1	2032

Schedule of Tax Credits That Expire Over Varying Amounts and Periods

As of December 31, 2015, we had U.S. state and foreign tax credit carryovers. These tax credits expire over varying amounts and periods as follows:

(Jurisdictions in millions)	Tax credit Carryover	Year of Expiration
U.S. state tax credits (gross of federal benefit)	$19.3	Indefinite
Canadian income tax credits	9.0	2016-2033

Schedule of the Tax Years That Remain Subject to Examination by Major Tax Jurisdiction

The following table describes the tax years that remain subject to examination by major tax jurisdiction:

Tax Jurisdictions	Open Years
United States Federal	2012-2015
Canada	2011-2015
Various states	2011-2015
Taiwan	2010-2015

Reconciliation of the Liability for Unrecognized Tax Benefits

Reconciliations of the liability for unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013 are set forth in the table below:

	Year Ended December 31,
(In millions)	2015	2014	2013
Balance as of beginning of the year	$10.0	$16.3	$18.5
Additions for current year tax positions	1.4	0.3	0.2
Additions for prior year tax positions	0.9	1.0	1.2
Reductions for prior year tax positions	(0.2)	(4.0)	(0.2)
Reductions related to expirations of statute of limitations	(4.3)	(2.8)	(2.5)
Foreign currency translation	(1.1)	(0.8)	(0.9)

Balance as of the end of the year	$6.7	$10.0	$16.3